NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Year Ended December 31,
	2023	2022
Net loss attributable to common shareholders	$(250,009)	$(280,517)
Weighted average common shares outstanding – Basic and diluted	45,000,000	41,821,918
Loss per shares – basic and diluted	$(0.01)	$(0.01)